UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:

         /s/ Stephen Ely                   New York, NY          04/13/2009
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  71 issues

Form 13F Information Table Value Total: $42,633,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT


                             TITLE OF                                  SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP          VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------      --------         ---------     --------   -------  --- ----  ------- ----------  -----   ------   ----
AGILENT TECHNOLOGIES INC       COMMON         00846u101      660         42961  SH        SOLE                0        0       42961
ABBOTT LABS                    COMMON           2824100      674         14130  SH        SOLE                0        0       14130
AUTO DATA PROCESSING           COMMON          53015103      492         14000  SH        SOLE                0        0       14000
AFLAC                          COMMON           1055102      429         22150  SH        SOLE                0        0       22150
ASIA PACIFIC FUND              COMMON          44901106      115         18522  SH        SOLE                0        0       18522
AVON PRODUCTS INC.             COMMON          54303102      247         12850  SH        SOLE                0        0       12850
AMERICAN WATER WORKS           COMMON          30420103      365         18950  SH        SOLE                0        0       18950
BECTON DICKINSON & CO          COMMON          75887109      336          5000  SH        SOLE                0        0        5000
BROOKLINE BANCORP              COMMON         11373m107      968        101900  SH        SOLE                0        0      101900
COMCAST CORP                   COMMON          20030N20      199         15450  SH        SOLE                0        0       15450
COSTCO WHOLESALE               COMMON         22160K105      679         14650  SH        SOLE                0        0       14650
CISCO SYS INC                  COMMON          17275R10      994         59258  SH        SOLE                0        0       59258
CHEVRON CORP.                  COMMON         166764100      322          4785  SH        SOLE                0        0        4785
DIEBOLD INC                    COMMON         253651103      818         38320  SH        SOLE                0        0       38320
DANAHER CORP DEL               COMMON         235851102      277          5106  SH        SOLE                0        0        5106
DOLLAR TREE STORES             COMMON         256747106    1,849         41495  SH        SOLE                0        0       41495
DOVER CORP                     COMMON         260003108      854         32385  SH        SOLE                0        0       32385
AMDOCS                         ORD            G02602103    1,150         62095  SH        SOLE                0        0       62095
DEVON ENERGY CORP NEW          COMMON         25179M103    1,017         22762  SH        SOLE                0        0       22762
E M C CORP MASS                COMMON         268648102    1,359        119200  SH        SOLE                0        0      119200
EMERSON ELECTRIC               COMMON         291011104      272          9500  SH        SOLE                0        0        9500
FEDEX CORP                     COMMON         31428X106      365          8195  SH        SOLE                0        0        8195
FLOUR CORP NEW                 COMMON         343412102      783         22660  SH        SOLE                0        0       22660
FEDERAL NATL MTG ASSN          COMMON         313586109        7         10000  SH        SOLE                0        0       10000
GENERAL ELEC CO                COMMON         369604103      645         63830  SH        SOLE                0        0       63830
GOLDMAN SACHS                  COMMON         38141G104      345          3250  SH        SOLE                0        0        3250
HOME DEPOT INC.                COMMON          43707610      735         31200  SH        SOLE                0        0       31200
HEWLETT PACKARD CO             COMMON         428236103      485         15140  SH        SOLE                0        0       15140
INTL BUSINESS MACHINES         COMMON         459200101      742          7654  SH        SOLE                0        0        7654
INGERSOLL RAND CO              COMMON         G4776G101      417         30230  SH        SOLE                0        0       30230
ILLNOIS TOOL WORKS             COMMOM         452308109      530         17190  SH        SOLE                0        0       17190
JOHNSON & JOHNSON              CLASS A        478160104    1,020         19390  SH        SOLE                0        0       19390
J P MORGAN CHASE & CO          COMMON         46625H100      338         12730  SH        SOLE                0        0       12730
KRAFT FOODS INC                COMMON         50075N104      395         17701  SH        SOLE                0        0       17701
KIMBERLY CLARK CORP.           COMMON         494368103      378          8200  SH        SOLE                0        0        8200
COCA COLA COMPANY              COMMON         191216100    1,264         28750  SH        SOLE                0        0       28750
LEGGETT & PLATT INC            COMMON         524660107      270         20800  SH        SOLE                0        0       20800
LABORATORY CORP AMER HLD       COMMON         50540r409    2,160         36935  SH        SOLE                0        0       36935
LILLY ELI & CO                 COMMON         532457108      719         21515  SH        SOLE                0        0       21515
3M CO                          COMMON         88579Y101    1,149         23105  SH        SOLE                0        0       23105
ALTRIA GROUP INC               COMMON          02209S10      214         13350  SH        SOLE                0        0       13350
MOLEX INCORPORATED             COMMON         608554101      375         27300  SH        SOLE                0        0       27300
MEDICAL PROPERTIES TRUST       COMMON         58463J304      379        103875  SH        SOLE                0        0      103875
MERCK & CO INC                 COMMON         589331107    1,404         52483  SH        SOLE                0        0       52483
MICROSOFT CORP                 COMMON          59491810    1,178         64135  SH        SOLE                0        0       64135
NOBLE ENERGY                   COMMON         655044105      536          9950  SH        SOLE                0        0        9950
NABORS INDUSTRIES LTD          COMMON         G6359F103      366         36670  SH        SOLE                0        0       36670
PFIZER INC                     COMMON         717081103      408         29950  SH        SOLE                0        0       29950
PHILIP MORRIS INTERNATIONAL    COMMON         718172109      726         20400  SH        SOLE                0        0       20400
PRAXAIR INC                    COMMON         74005p104    1,057         15710  SH        SOLE                0        0       15710
ROYAL DUTCH PETE CO            NY REG SHARES  780257804      686         15492  SH        SOLE                0        0       15492
M S EASTERN EUROPE FUND        COMMON         616988101       88         11250  SH        SOLE                0        0       11250
SEALED AIR CORP NEW            COMMON         81211K100      228         16500  SH        SOLE                0        0       16500
SCHERING PLOUGH                COMMON         806605101      489         20770  SH        SOLE                0        0       20770
SAUER-DANFOSS INC              COMMON         804137107      295        120950  SH        SOLE                0        0      120950
SONOCO PRODUCTS                COMMON         835495102      268         12783  SH        SOLE                0        0       12783
AT&T INC                       COMMON         00206R102      397         15747  SH        SOLE                0        0       15747
TEVA PHARMACEUTICAL IND ADR    COMMON         881624209      984         21850  SH        SOLE                0        0       21850
TARGET CORPORATION             COMMON         87612E106      527         15325  SH        SOLE                0        0       15325
HANOVER INSURANCE GROUP        COMMON         410867105      329         11425  SH        SOLE                0        0       11425
TRAVELERS COS INC              COMMON         89417E109      341          8400  SH        SOLE                0        0        8400
TEXAS INSTRS INC               COMMON         882508104      881         53360  SH        SOLE                0        0       53360
UPS                            COMMON         911312106      864         17545  SH        SOLE                0        0       17545
UNITED TECHNOLOGIES CORP       COMMONG        913017109      371          8640  SH        SOLE                0        0        8640
V F CORP                       COMMON         918204108      251          4395  SH        SOLE                0        0        4395
WEATHERFORD INTL               COMMON         G95089101      348         31460  SH        SOLE                0        0       31460
WILLIAMS CO.                   COMMON         969457100      231         20300  SH        SOLE                0        0       20300
WILLIS GROUP HOLDING           COMMON         G96655108      297         13500  SH        SOLE                0        0       13500
FINANCIAL SEL SPDR             COMMON         81369Y605       93         10575  SH        SOLE                0        0       10575
EXXON MOBIL CORP               COMMON         30231G102      205          3016  SH        SOLE                0        0        3016
ZENITH NATIONAL INS CORP       COMMON         989390109      994         41125  SH        SOLE                0        0       41125
                                                          ------     ---------                                             ---------
   Report Totals                                          42,633     1,922,175                                             1,922,175

